Derivatives - Cash flow hedges - Reconciliation of equity and analysis of other comprehensive income by risk type (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Fair value gains	£ 614	£ (1,418)	[1]	£ (40)	[1]
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Income taxes	(252)	348	[1]	77	[1]
Interest rate | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(901)	32
Fair value gains	505	(1,334)
Cash flow hedging reserve, ending balance	(305)	(901)		32
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
– hedged items that have affected profit or loss	382	53
Income taxes	(252)	348
Other	(39)
Foreign exchange | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(49)	(39)
Fair value gains	109	(84)
Cash flow hedging reserve, ending balance	(25)	(49)		£ (39)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
– hedged items that have affected profit or loss	(83)	74
Income taxes	0	£ 0
Other	£ (2)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.